Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of changes in equity [abstract]
Income tax relating to cash flow hedges included in other comprehensive income	$ 5,729	$ 6,752	$ 11,322
Income tax relating to changes in revaluation surplus included in other comprehensive income	11,790	10,480	$ 139,223
Income tax relating to changes in revaluation surplus derived from disposal of assets included in other comprehensive income	$ 3,458
Income tax relating to grants of other equity instruments		$ 2,978